SCHEDULE OF COMPUTATION OF BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Earnings Per Share [Abstract]
Net loss	$ (1,656,761)	$ (1,277,324)	$ (6,091,687)	$ (4,993,350)
Weighted-average common shares outstanding for basic and diluted net loss per share	9,967,821	7,039,928	7,259,249	6,923,506
Basic and diluted net loss per share	$ (0.17)	$ (0.18)	$ (0.84)	$ (0.72)